Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 120,102		$ 108,427
Time deposits placed and other short-term investments	26,004		26,433
Federal funds sold and securities borrowed or purchased under agreements to resell (includes $87,453 and $78,599 measured at fair value)	211,183		209,616
Trading account assets (includes $80,130 and $89,165 pledged as collateral)	169,319		194,671
Derivative assets (includes $58,891 and $58,297 pledged as collateral)	73,023		73,000
Debt securities:
Available-for-sale (includes $69,021 and $99,925 pledged as collateral)	276,151		337,627
Held-to-maturity, at cost (fair value - $35,442 and $427; $24,009 pledged as collateral in 2011)	35,265		427
Total debt securities	311,416		338,054
Loans and leases (includes $8,804 and $3,321 measured at fair value and $73,463 and $91,730 pledged as collateral)	926,200		940,440
Allowance for loan and lease losses	(33,783)		(41,885)
Loans and leases, net of allowance	892,417		898,555
Premises and equipment, net	13,637		14,306
Mortgage servicing rights (includes $7,378 and $14,900 measured at fair value)	7,510		15,177
Goodwill	69,967		73,861
Intangible assets	8,021		9,923
Loans held-for-sale (includes $7,630 and $25,942 measured at fair value)	13,762		35,058
Customer and other receivables	66,999		85,704
Other assets (includes $37,084 and $70,531 measured at fair value)	145,686		182,124
Total assets	2,129,046	[1]	2,264,909	[1]
Deposits in U.S. offices:
Noninterest-bearing	332,228		285,200
Interest-bearing (includes $3,297 and $2,732 measured at fair value)	624,814		645,713
Deposits in Non-U.S. offices:
Noninterest-bearing	6,839		6,101
Interest-bearing	69,160		73,416
Total Deposits	1,033,041		1,010,430
Federal funds purchased and securities loaned or sold under agreements to repurchase (includes $34,235 and $37,424 measured at fair value)	214,864		245,359
Trading account liabilities	60,508		71,985
Derivative Liabilities	59,520		55,914
Commercial paper and other short-term borrowings (includes $6,558 and $7,178 measured at fair value)	35,698		59,962
Accrued expenses and other liabilities (includes $15,743 and $33,229 measured at fair value and $714 and $1,188 of reserve for unfunded lending commitments)	123,049		144,580
Long-term Debt	372,265		448,431
Total liabilities	1,898,945		2,036,661
Commitments and contingencies (Note 8 – Securitizations and Other Variable Interest Entities, Note 9 – Representations and Warranties Obligations and Corporate Guarantees and Note 14 – Commitments and Contingencies)
Shareholders’ equity
Preferred stock, $0.01 par value; authorized – 100,000,000 shares; issued and outstanding – 3,689,084 and 3,943,660 shares	18,397		16,562
Common stock and additional paid-in capital, $0.01 par value; authorized – 12,800,000,000 shares; issued and outstanding – 10,535,937,957 and 10,085,154,806 shares	156,621		150,905
Retained earnings	60,520		60,849
Accumulated other comprehensive income (loss)	(5,437)		(66)
Other	0		(2)
Total shareholders’ equity	230,101		228,248
Total liabilities and shareholders’ equity	2,129,046		2,264,909
Consolidated VIEs [Member]
Assets
Trading account assets (includes $80,130 and $89,165 pledged as collateral)	8,595		19,627
Derivative assets (includes $58,891 and $58,297 pledged as collateral)	1,634		2,027
Debt securities:
Available-for-sale (includes $69,021 and $99,925 pledged as collateral)	0		2,601
Loans and leases (includes $8,804 and $3,321 measured at fair value and $73,463 and $91,730 pledged as collateral)	140,194		145,469
Allowance for loan and lease losses	(5,066)		(8,935)
Loans and leases, net of allowance	135,128		136,534
Loans held-for-sale (includes $7,630 and $25,942 measured at fair value)	1,635		1,953
Other assets (includes $37,084 and $70,531 measured at fair value)	4,769		7,086
Total assets	151,761		169,828
Deposits in Non-U.S. offices:
Commercial paper and other short-term borrowings (includes $6,558 and $7,178 measured at fair value)	5,777		6,742
Long-term Debt	49,054		71,013
All other liabilities (includes $225 and $382 of non-recourse liabilities)	1,116		9,141
Total liabilities	$ 55,947		$ 86,896

[1]	Total assets include long-lived assets, which are primarily located in the U.S.